Equity Investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Investments
Schedule of Equity Investments

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	3,113	3,113	0	1,996	1,996
Investments in associates	0	14	14	0	16	16
Equity investments	0	3,127	3,127	0	2,012	2,012
/ Other financial assets	1,635	3,512	5,147	297	2,336	2,633
Equity investments as % of / other financial assets	0	89	61	0	86	76

Schedule of financial commitments in venture capital funds

€ millions	2020	2019
Investments in venture capital funds	237	206

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2020
Investments in Venture
Capital Funds
Due 2021	237
Total	237